Annual Total Returns - Eaton Vance Floating-Rate Municipal Income Fund - Class A	Mar. 31, 2020
Prospectus [Line Items]
2010	0.99%
2011	9.53%
2012	4.46%
2013	(3.22%)
2014	0.94%
2015	(0.62%)
2016	0.60%
2017	1.10%
2018	1.48%
2019	1.68%